RESERVES (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
RESERVES [Abstract]
Share-based payments reserve	$ 1,897,391	$ 861,973	$ 0	$ 72,471
Foreign currency translation reserve	68,917	318,122	259,320	$ 317,222
Capital reserve	$ 1,966,308	$ 1,180,095	$ 259,320